Note 8 - Vessels (Details) (M/T EShips Taweelah [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Feb. 06, 2014
M/T EShips Taweelah [Member]
Note 8 - Vessels (Details) [Line Items]
Vessel Acquisition Purchase Price		$ 38,250
Capitalized Expenses for Vessel Acquisitions/ Under Construction	$ 708
Commissions on Sale of Vessels, Percentage	1.00%